Shareholder Report, Holdings (Details)	Dec. 31, 2024
Empower Real Estate Index Fund - Institutional Class | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	9.18%
Empower Real Estate Index Fund - Institutional Class | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	8.53%
Empower Real Estate Index Fund - Institutional Class | Welltower Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	6.99%
Empower Real Estate Index Fund - Institutional Class | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.18%
Empower Real Estate Index Fund - Institutional Class | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.96%
Empower Real Estate Index Fund - Institutional Class | Public Storage REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.42%
Empower Real Estate Index Fund - Institutional Class | Realty Income Corp REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.38%
Empower Real Estate Index Fund - Institutional Class | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.97%
Empower Real Estate Index Fund - Institutional Class | AvalonBay Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.93%
Empower Real Estate Index Fund - Institutional Class | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.32%
Empower Real Estate Index Fund - Institutional Class | Diversified REITS [Member]
Holdings [Line Items]
Percent of Total Investments	16.06%
Empower Real Estate Index Fund - Institutional Class | Apartment REITS [Member]
Holdings [Line Items]
Percent of Total Investments	14.69%
Empower Real Estate Index Fund - Institutional Class | Health Care REITS [Member]
Holdings [Line Items]
Percent of Total Investments	13.73%
Empower Real Estate Index Fund - Institutional Class | Warehouse/Industry REITS [Member]
Holdings [Line Items]
Percent of Total Investments	13.48%
Empower Real Estate Index Fund - Institutional Class | Storage REITS [Member]
Holdings [Line Items]
Percent of Total Investments	8.55%
Empower Real Estate Index Fund - Institutional Class | Single Tenant REITS [Member]
Holdings [Line Items]
Percent of Total Investments	6.68%
Empower Real Estate Index Fund - Institutional Class | Shopping Centers REITS [Member]
Holdings [Line Items]
Percent of Total Investments	6.26%
Empower Real Estate Index Fund - Institutional Class | Office Property REITS [Member]
Holdings [Line Items]
Percent of Total Investments	6.09%
Empower Real Estate Index Fund - Institutional Class | Regional Malls REITS [Member]
Holdings [Line Items]
Percent of Total Investments	5.77%
Empower Real Estate Index Fund - Institutional Class | Hotels REITS [Member]
Holdings [Line Items]
Percent of Total Investments	3.32%
Empower Real Estate Index Fund - Institutional Class | Manufactured Homes REITS [Member]
Holdings [Line Items]
Percent of Total Investments	2.58%
Empower Real Estate Index Fund - Institutional Class | Other Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Empower Real Estate Index Fund - Institutional Class | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.89%
Empower Real Estate Index Fund - Investor Class | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	9.18%
Empower Real Estate Index Fund - Investor Class | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	8.53%
Empower Real Estate Index Fund - Investor Class | Welltower Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	6.99%
Empower Real Estate Index Fund - Investor Class | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.18%
Empower Real Estate Index Fund - Investor Class | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.96%
Empower Real Estate Index Fund - Investor Class | Public Storage REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.42%
Empower Real Estate Index Fund - Investor Class | Realty Income Corp REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.38%
Empower Real Estate Index Fund - Investor Class | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.97%
Empower Real Estate Index Fund - Investor Class | AvalonBay Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.93%
Empower Real Estate Index Fund - Investor Class | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.32%
Empower Real Estate Index Fund - Investor Class | Diversified REITS [Member]
Holdings [Line Items]
Percent of Total Investments	16.06%
Empower Real Estate Index Fund - Investor Class | Apartment REITS [Member]
Holdings [Line Items]
Percent of Total Investments	14.69%
Empower Real Estate Index Fund - Investor Class | Health Care REITS [Member]
Holdings [Line Items]
Percent of Total Investments	13.73%
Empower Real Estate Index Fund - Investor Class | Warehouse/Industry REITS [Member]
Holdings [Line Items]
Percent of Total Investments	13.48%
Empower Real Estate Index Fund - Investor Class | Storage REITS [Member]
Holdings [Line Items]
Percent of Total Investments	8.55%
Empower Real Estate Index Fund - Investor Class | Single Tenant REITS [Member]
Holdings [Line Items]
Percent of Total Investments	6.68%
Empower Real Estate Index Fund - Investor Class | Shopping Centers REITS [Member]
Holdings [Line Items]
Percent of Total Investments	6.26%
Empower Real Estate Index Fund - Investor Class | Office Property REITS [Member]
Holdings [Line Items]
Percent of Total Investments	6.09%
Empower Real Estate Index Fund - Investor Class | Regional Malls REITS [Member]
Holdings [Line Items]
Percent of Total Investments	5.77%
Empower Real Estate Index Fund - Investor Class | Hotels REITS [Member]
Holdings [Line Items]
Percent of Total Investments	3.32%
Empower Real Estate Index Fund - Investor Class | Manufactured Homes REITS [Member]
Holdings [Line Items]
Percent of Total Investments	2.58%
Empower Real Estate Index Fund - Investor Class | Other Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Empower Real Estate Index Fund - Investor Class | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.89%